Stockholders' Equity (Details 1) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Outstanding, beginning (in thousands)	40	1,113	1,113	1,246
Granted (in thousands)	0	0	0	0
Exercised (in thousands)	0		0	0
Expired (in thousands)	0		(1,073)	(133)
Outstanding, ending (in thousands)	40		40	1,113
Exercisable (in thousands)	40		40	1,113
Outstanding, beginning	$ 877.50	$ 1,320.00	$ 1,320.00	$ 1,320.00
Granted	0.00		0.00	0.00
Exercised	0.00		0.00	0.00
Expired	0.00		1,500.00	1,020.00
Outstanding, ending	877.50		877.50	1,320.00
Exercisable, ending	$ 877.50		$ 877.50	$ 1,320.00